OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER OPERATING INCOME
Guarantee income (Note 10)	¥ 44,471	¥ 126	$ 20	¥ 207,825
Government grant	11,572	1,895		15,392
VAT in super deduction					¥ 1,925
Gains from waiver of operating payables (i)		73,747		2,010
Income from sale of loans recognized as a result of payments under guarantees		26,279		21,119
Transfer-out of unused VAT-input deductible		(20,030)
Total	¥ 56,043	¥ 82,017		¥ 246,346	¥ 1,925